Note 11 - Finance Income and Finance Cost (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
	2024	2023

Finance income received - Bank	9	9

Unwinding of rehabilitation provision (note 20)	198	36
Finance cost - Leases	5	11
Finance cost - Overdraft and short term loans	864	977
Finance cost - Solar loan notes payable (note 21.1)	395	197
Finance cost - Motapa loan notes payable	–	612
Finance cost – Loans and borrowings	67	–
	1,529	1,833